As filed with the Securities and Exchange Commission on November 28, 2023

File No. 033-65137
File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒
and/or
REGISTRATION STATEMENT
Under the INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 133	☒
(Check appropriate box or boxes)

VIRTUS OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)
Area Code and Telephone Number: (800) 243-1574

101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.
Vice President and Senior Counsel
Virtus Investment Partners, Inc.
One Financial Plaza
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
Mark D. Perlow, Esq.
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	On _________________ pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	This Explanatory Note
3.	Amendments to the summary prospectus for Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”), and the Virtus Opportunities Trust (the “Trust” or “Registrant”) Statutory Prospectus and Statement of Additional Information pertaining to the Fund, each dated January 27, 2023, as supplemented, which contain disclosure changes for the Fund anticipated to become effective on January 29, 2024.
4.	Part C
5.	Signature Page

This Post-Effective Amendment No. 132 is being filed for the sole purpose of incorporating certain disclosure changes into the Summary Prospectuses for the Fund, and the Statutory Prospectus and Statement of Additional Information for the Trust pertaining to the Fund. But for the supplemental disclosure filed herewith, the summary prospectuses for the Fund and the Trust’s Statutory Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 129 to its registration statement filed on January 25, 2023, effective January 27, 2023, and supplemented on February 28, March 23, May 2, May 25, July 13, September 28, November 1, November 6, November 9, and November 13, 2023, which are incorporated by reference herein, are unchanged.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),

a series of Virtus Opportunities Trust

Amendment dated November 28, 2023 to the Summary Prospectus and the Virtus Opportunities Trust Statutory
Prospectus pertaining to the Fund, dated January 27, 2023, as supplemented

The following changes, as approved by the Board of Trustees of Virtus Opportunities Trust (the “Trust”) on November 15, 2023, for the Virtus Vontobel Emerging Markets Opportunities Fund will be effective December 27, 2023.

▪	Sustainable Growth Advisers, LP (“SGA”), an affiliate of Virtus Investment Advisers, Inc., will be managing the Fund as subadviser.

▪	Hrishikesh Gupta, Kishore Rao, and Robert L. Rohn will be added as portfolio managers of the Fund.

▪	The current subadviser, Vontobel Asset Management, Inc. (“Vontobel”) will be removed as subadviser of the Fund and all references to Vontobel as subadviser of the Fund, and to Matthew Benkendorf and Ramiz Chelat as portfolio managers of the Fund, will be removed from the Fund’s prospectuses.

▪	The Fund will be renamed Virtus SGA Emerging Markets Equity Fund.

Accordingly, the following changes to the prospectus disclosure will take effect on December 27, 2023:

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.30%	0.27%	0.18%
Total Annual Fund Operating Expenses	1.59%	2.28%	1.25%	1.16%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.11)%	(0.05)%	(0.02)%	(0.18)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.48%	2.23%	1.23%	0.98%
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.48% for Class A Shares, 2.23% for Class C Shares, 1.23% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$692	$1,014	$1,359	$2,328
Class C	Sold	$326	$708	$1,216	$2,613
	Held	$226	$708	$1,216	$2,613
Class I	Sold or Held	$125	$395	$684	$1,510
Class R6	Sold or Held	$100	$351	$622	$1,395

In the summary prospectus and in the summary section of the statutory prospectus, the “Management” section will be replaced in its entirety with the following:

The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”).

The fund’s subadviser is Sustainable Growth Advisers, LP (“SGA”), an affiliate of VIA.

Portfolio Management

>    Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since December 2023.

>    Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since December 2023.

>    Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund since December 2023.

On page 80 of the statutory prospectus, in the table in the section “More Information About Fund Expenses,” the row corresponding to the Fund will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus SGA Emerging Markets Equity Fund*	1.48%	2.23%	1.23%	0.98%

* Contractual through January 31, 2025.

On page 114 of the statutory prospectus, under “The Adviser”, the row referencing the Fund in the table listing subadvisers of the funds of the Trust will be replaced with the following:

Virtus SGA Emerging Markets Equity Fund	SGA

In the statutory prospectus under “The Subadvisers” beginning on page 115, the disclosure referencing Vontobel on page 116 of the statutory prospectus will be removed and the following disclosure will be added for SGA:

SGA, an affiliate of VIA, is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was co-founded by George P. Fraise, Gordon M. Marchand, and Robert L. Rohn in 2003. SGA is a registered investment advisor and provides investment advice to institutional and individual clients, private investment companies and mutual funds. As of September 30, 2023, SGA managed approximately $23.0 billion, of which $20.7 billion was regulatory assets under management and $2.3 billion was model/emulation assets under contract. Model/emulation assets refer to assets that SGA is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

Additionally, the following replaces the row in the table referencing the Fund on page 116:

Virtus SGA Emerging Markets Equity Fund	50% of net investment management fee

On page 119 of the statutory prospectus, in the section “Portfolio Management”, the disclosure regarding Vontobel will be deleted and a new subsection entitled “SGA” will be added with the following row referencing the Fund:

Virtus SGA Emerging Markets Equity Fund	Hrishikesh Gupta (since December 2023) Kishore Rao (since December 2023) Robert L. Rohn (since December 2023)

Additionally, the following disclosure will be added below the table showing portfolio managers at SGA:

Hrishikesh Gupta. Mr. Gupta is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2014, he was a Senior Analyst at MDR Capital Management and an Investment Banking Associate at Bank of America Merrill Lynch. Prior to that, Mr. Gupta spent three years in the industry as a Product and Program Manager at Amazon.com and, as part of their strategic executive division, led the launch of Amazon’s Japanese and German merchant platforms.

Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment

Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.

Robert L. Rohn. Mr. Rohn is a Portfolio Manager and a member of the firm’s Investment Committee. Prior to co-founding SGA in 2003, Mr. Rohn was a portfolio manager and principal with W.P Stewart & Co, Ltd. (“W.P. Stewart”), an investment advisory firm noted for managing large-cap growth stock portfolios. During his twelve-year tenure with W.P. Stewart, he was CEO of the firm’s core U.S. investment business and served as Chairman of the firm’s Management Committee. From 1988 through 1991, he was a Vice President with Yeager, Wood & Marshall, Inc., where he was a member of the Investment Policy Committee with responsibilities in equity analysis and portfolio management.

Additionally, the following changes to the prospectus disclosure will be effective January 29, 2024:

The disclosure regarding the Fund’s principal investment strategies in the summary prospectus and the summary section of the statutory prospectus will be replaced in its entirety as follows:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus will be restated as follows:

>	Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

>	Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

>	Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Geographic Concentration Risk. A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

>	Sector Focused Investing Risk. Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

>	Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

>	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

>	ESG Risk. The fund’s consideration of ESG factors could cause the fund to perform differently from other funds. While the subadviser believes that the integration of ESG factors into the fund’s investment process has the potential to contribute to performance, ESG factors may not be considered for every investment decision and there is no guarantee that the integration of ESG factors will result in better performance.

>	Growth Stocks Risk. The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>	Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g. Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>	Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

>	Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

>	Small and Medium Market Capitalization Companies Risk. The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

In the section “More Information about Risks Related to Principal Investment strategies” the disclosure relating to the fund under “Principal Investment Strategies” starting on page 97 of the statutory prospectus will be replaced with the following:

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and Fund Operations” for other investment techniques of the fund.

In the section “More Information About Risks Related to Principal Investment Strategies” the table beginning on page 101 of the statutory prospectus will be amended by changing the entries for the fund to reflect an “X” in the row for each of Equity Securities, Foreign Investing, Emerging Market Investing, Geographic Concentration, Sector Focused Investing, Convertible Securities, Currency Rate, Depositary Receipts, ESG Consideration, Growth Stocks, Large Market Capitalization Companies Risk, Market Volatility Risk, Preferred Stocks Risk, Redemption Risk and Small and Medium Market Capitalization Companies Risk.

In the section “More Information About Risks Related to Principal Investment Strategies” the following is added after the table beginning on page 101 of the statutory prospectus:

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt instruments or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

ESG Consideration

A fund’s consideration of ESG factors could cause it to perform differently compared to funds that do not use such considerations. The relevance and weightings of specific ESG factors may vary across asset classes, sectors and strategies and no one factor is determinative. ESG factors are qualitative and subjective by nature and there are significant differences in interpretations of what it means for a company to have positive or negative ESG factors. There is no guarantee that the factors utilized by a fund’s subadviser or any judgment exercised by the subadviser will reflect the opinions of any particular investor, and the factors analyzed by the subadviser may differ from the factors any particular investor considers relevant in evaluating ESG practices. When integrating ESG factors into the investment process, the subadviser may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. Moreover, the current lack of common standards may result in different approaches to integrating ESG factors. As a result, the funds may invest in companies that do not reflect the beliefs and values of any particular investor.

The ESG factors that may be evaluated as part of a fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require a fund to modify or alter its investment process with respect to ESG integration.

Sector Focused Investing

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

The following will be added as a sub-risk of Equity Securities:

Growth Stocks Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the prospectuses dated January 27, 2023, as supplemented.

Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”),

a series of Virtus Opportunities Trust

Amendment dated November 28, 2023 to the Statement of Additional Information (“SAI”)
for Virtus Opportunities Trust pertaining to the Fund, dated January 27, 2023, as supplemented

The following changes to the disclosure in the SAI will take effect on December 27, 2023:

In the “Glossary” beginning on page 3, the entry for “EM Opportunities Fund,” and the references to EM Opportunities Fund within the “Vontobel” and “Vontobel Funds” definitions will be removed, and the following entries will be added:

EM Equity Fund	Virtus SGA Emerging Markets Equity Fund
SGA	Sustainable Growth Advisers, LP, subadviser to the EM Equity Fund and an affiliate of Virtus

In the Non-Public Portfolio Holdings Information table on page 12, the reference to EM Opportunities Fund in the entry pertaining to Vontobel will be removed.

Also in the Non-Public Portfolio Holdings Information table, the following entry will be added:

Subadviser (EM Equity Fund)	SGA	Daily, with no delay

Under “Proxy Voting Policies” beginning on page 84, the following disclosure will be added:

EM Equity Fund

SGA has adopted proxy voting policies and procedures (the “Policies and Procedures”) designed to ensure that SGA votes in a manner that is in the best interests of its clients. SGA will consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment. Generally, votes will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, and maintain or increase the rights of shareholders, while votes will be cast against proposals having the opposite effect. In voting on each and every issue, SGA shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot. The Policies and Procedures allow SGA to utilize a third party vendor for voting on behalf of clients consistent with the Policies and Procedures.

The Policies and Procedures address conflicts of interest or potential conflicts of interest relating to proxy proposals. A member of SGA’s Investment Committee is responsible for identifying potential conflicts of interest. Where appropriate, SGA will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients’ best interest and is not the product of the conflict:

1.	provide the client with sufficient information regarding the shareholder vote and SGA’s potential conflict to the client and obtain the client’s consent before voting;
2.	vote securities based on a pre-determined voting policy;
3.	vote securities based upon the recommendations of an independent third party; or
4.	request that the client engage another party to determine how the proxies should be voted.

A complete copy of SGA’s current Proxy Voting Policies and Procedures may be obtained by sending a written request to firm@sgadvisers.com or 301 Tresser Boulevard, Suite 1310, Stamford, Connecticut 06901.

On page 89, in the table listing contractual expense limitations, the row corresponding to the Fund will be replaced with the following and a new footnote will be added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus SGA Emerging Markets Equity Fund*	1.48%	2.23%	1.23%	0.98%

* Contractual through January 31, 2025.

On page 91, in the section “Subadvisers and Subadvisory Agreements,” the reference to EM Opportunities Fund in the subsection pertaining to Vontobel will be removed. In addition, the following disclosure will be added:

SGA — EM Equity Fund

SGA, an affiliate of VIA, is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was co-founded by George P. Fraise, Gordon M. Marchand, and Robert L. Rohn in 2003. SGA is a registered investment advisor and provides investment advice to institutional and individual clients, private investment companies and mutual funds. As of September 30, 2023, SGA managed approximately $22.5 billion, of which $20.2 billion was regulatory assets under management and $2.3 billion was model/emulation assets under contract. Model/emulation assets refer to assets that SGA is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

For its services as subadviser, the Adviser pays SGA a fee at the rate of 50% of the net advisory fee paid by ethe EM Equity Fund.

In the table in the “Portfolio Managers” section under the sub-heading “Other Accounts Managed by Portfolio Managers and Potential Conflicts of Interest” on page 101, the row for the Fund is replaced in its entirety with the following:

EM Equity Fund	Hrishikesh Gupta Kishore Rao Robert L. Rohn

The disclosure in the “Other Accounts Managed (No Performance Based Fees)” table on page 102 of the SAI will be updated to add rows showing the information for Mr. Gupta, Mr. Rao and Mr. Rohn and adding an associated footnote: [TO BE UPDATED BY AMENDMENT]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Hrishikesh Gupta (*)	[__]	[__]	[__]	[__]	[__]	[__]
Kishore Rao (*)	[__]	[__]	[__]	[__]	[__]	[__]
Robert L. Rohn (*)	[__]	[__]	[__]	[__]	[__]	[__]
*	As of [___________]. Mr. Gupta, Mr. Rao and Mr. Rohn will become portfolio managers of the EM Equity Fund on December 27, 2023

The disclosure in the “Other Accounts Managed (With Performance Based Fees)” table on page 102 of the SAI will be amended by adding rows showing the information for Mr. Gupta, Mr. Rao and Mr. Rohn and an associated footnote: [TO BE UPDATED BY AMENDMENT]

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Hrishikesh Gupta (**)	[__]	[__]	[__]	[__]	[__]	[__]
Kishore Rao (**)	[__]	[__]	[__]	[__]	[__]	[__]
Robert L. Rohn (**)	[__]	[__]	[__]	[__]	[__]	[__]
**	As of [___________]. Mr. Gupta, Mr. Rao and Mr. Rohn will become portfolio managers of the EM Equity Fund on December 27, 2023

Also in the “Portfolio Managers” section, under the sub-header “Portfolio Manager Compensation” beginning on page 103, the following paragraph will be added:

Compensation Structure for SGA

SGA has adopted a system of compensation for portfolio managers that seeks to align the financial interests of the investment professionals with those of SGA. The compensation of each of SGA’s three principals/portfolio managers is based upon (i) a fixed base compensation and (ii) SGA’s financial performance. SGA’s compensation arrangements with its investment professionals are not determined on the basis of specific funds or accounts managed by the investment professional. All investment professionals receive customary benefits that are offered generally to all salaried employees of SGA.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 104 of the SAI will be amended by removing the information regarding EM Opportunities Fund in the rows for Mr. Benkendorf and Mr. Chelat. In addition, rows showing the information for Mr. Gupta, Mr. Rao and Mr. Rohn will be added to reflect the following information and an associated footnote: [TO BE UPDATED BY AMENDMENT]

2

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Investment Strategies
Hrishikesh Gupta (*)	EM Equity Fund	[__]	[__]
Kishore Rao (*)	EM Equity Fund	[__]	[__]
Robert L. Rohn (*)	EM Equity Fund	[__]	[__]

(*) As of [___________]. Mr. Gupta, Mr. Rao and Mr. Rohn will become portfolio managers of the EM Equity Fund on December 27, 2023

Appendix B, “Control Persons and Principal Shareholders,” will be updated by amendment.

All other disclosure concerning the fund, including fees and expenses, remains unchanged from the SAI dated January 27, 2023, as supplemented.

3

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

(a)	Amended Declaration of Trust.
1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002, and incorporated herein by reference.

2.	Amendment to the Declaration of Trust of Virtus Opportunities Trust (“VOT” or the “Registrant”), dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

3.	Second Amendment to the Declaration of Trust of VOT, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 85 (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

4.	Third Amendment to the Declaration of Trust of VOT, dated November 17, 2016, filed via EDGAR (as Exhibit a.4) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

5.	Fourth Amendment to the Declaration of Trust of VOT, dated June 2, 2017, filed via EDGAR (as Exhibit a.5) with Post-Effective Amendment No. 96 (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

(b)	Bylaws.
1.	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

3.	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

4.	Amendment No. 3 to the Amended and Restated By-Laws of the Registrant, dated November 16, 2022, filed via EDGAR (as Exhibit b.4) with Post-Effective Amendment No. 129 (File No. 033-65137) on January 27, 2023, and incorporated herein by reference.

(c)	See Articles III, V, VI and VIII of Registrant’s Agreement and Declaration of Trust and Articles II and VII of Registrant’s Bylaws, each as amended.

(d)	Investment Advisory Contracts.
1.	Amended and Restated Investment Advisory Agreement between the Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004, and incorporated herein by reference.

a)	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, filed via EDGAR (as Exhibit d.14) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA effective as of January 31, 2008, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 2, 2009, filed via EDGAR (as Exhibit d.21) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR (as Exhibit d.22) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR (as Exhibit d.33) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR (as Exhibit d.34) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR (as Exhibit d.35) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR (as Exhibit d.31) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR (as Exhibit d.32) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

n)	Fourteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of February 6, 2012, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

o)	Fifteenth Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of August 28, 2012, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

p)	Sixteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2012, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

q)	Seventeenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 10, 2013, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

r)	Eighteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2013, filed via EDGAR (as Exhibit d.1.r) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

s)	Nineteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of November 13, 2014, filed via EDGAR (as Exhibit d.1.s) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

t)	Twentieth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 6, 2015, filed via EDGAR (as Exhibit d.1.t) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

u)	Twenty-First Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 19, 2015, filed via EDGAR (as Exhibit d.1.u) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

v)	Twenty-Second Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of May 11, 2015, filed via EDGAR (as Exhibit d.1.v) with Post-Effective Amendment No. 85 (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

w)	Twenty-Third Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of February 8, 2016, filed via EDGAR (as Exhibit d.1.w) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

x)	Twenty-Fourth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of January 9, 2017, filed via EDGAR (as Exhibit d.1.x) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

y)	Twenty-Fifth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective as of January 1, 2018, filed via EDGAR (as Exhibit d.1.y) with Post-Effective Amendment No. 96 (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

z)	Twenty-Sixth Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective September 30, 2019, filed via EDGAR (as Exhibit d.1.z) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

aa)	Twenty-Seventh Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA, effective December 1, 2020, filed via EDGAR (as Exhibit d.1.aa) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

bb)	Twenty-Eighth Amendment to the Amended and Restated Investment Advisory Agreement by and between the Registrant and VIA, effective June 14, 2021, filed via EDGAR (as Exhibit d.1.bb) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

cc)	Twenty-Ninth Amendment to the Amended and Restated Investment Advisory Agreement by and between the Registrant and VIA, effective September 24, 2021, filed via EDGAR (as Exhibit 6dd) to Form N-14 (File No. 333-259608) on September 17, 2021, and incorporated herein by reference.

2.	Investment Advisory Agreement between Virtus Insight Trust (“VIT”) (since assigned to the Registrant) and Virtus Investment Advisers, Inc., dated May 18, 2006, filed via EDGAR (as Exhibit d.1) with VIT’s Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006, and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between VIT (since assigned to the Registrant) and VIA, dated January 1, 2010, filed via EDGAR (as Exhibit d.7) with VIT’s Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

b)	Corrected Second Amendment to Investment Advisory Agreement between the Registrant (as assigned by VIT) and VIA, dated December 1, 2018, filed via EDGAR (as Exhibit d.2.b) with Post-Effective Amendment No. 113 (File No. 033-65137) on July 2, 2020, and incorporated herein by reference.

c)	Third Amendment to Investment Advisory Agreement between the Registrant (as assigned by VIT) and VIA, dated January 28, 2020, filed via EDGAR (as Exhibit d.2.c) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

3.	Investment Advisory Agreement between Registrant and Virtus Alternative Investment Advisers Inc. (“VAIA”) effective April 4, 2022, with respect to Virtus Stone Harbor Emerging Markets Bond Fund (f/k/a Virtus Stone Harbor Emerging Markets Corporate Debt Fund) (“Emerging Markets Bond Fund”), Virtus Stone Harbor Emerging Markets Debt Income Fund (f/k/a Virtus Stone Harbor Emerging Markets Debt Fund) (“Emerging Markets Debt Income Fund”), Virtus Stone Harbor Emerging Markets Debt Allocation Fund (“Emerging Markets Debt Allocation Fund”), Virtus Stone Harbor High Yield Bond Fund (“SH High Yield Fund”), Virtus Stone Harbor Local Markets Fund (“Local Markets Fund”) and Virtus Stone Harbor Strategic Income Fund (“Strategic Income Fund”) (each a “SHIP Fund” and collectively, the “SHIP Funds”) filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

4.	Subadvisory Agreement dated June 27, 2007, among VIA, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and VOT on behalf of Virtus Duff & Phelps Global Infrastructure Fund (f/k/a Phoenix Global Utilities Fund and Virtus Global Infrastructure Fund)(“Global Infrastructure Fund”) and Virtus Duff & Phelps Real Estate Securities Fund (f/k/a Phoenix Real Estate Securities Fund and Virtus Real Estate Securities Fund)(“Real Estate Securities Fund”), filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement dated September 24, 2007, among VIA, Duff & Phelps and VOT on behalf of Virtus Duff & Phelps International Real Estate Securities Fund (f/k/a Phoenix International Real Estate Securities Fund and Virtus International Real Estate Securities Fund)(“International Real Estate Securities Fund”), filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

b)	Second Amendment to Subadvisory Agreement dated March 2, 2009, among VIA, Duff & Phelps and VOT on behalf of Virtus Duff & Phelps Global Real Estate Securities Fund (f/k/a Virtus Global Real Estate Securities Fund)(“Global Real Estate Securities Fund”) filed via EDGAR (as Exhibit d.24) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

c)	Third Amendment to Subadvisory Agreement dated January 1, 2010, among VIA, Duff & Phelps and VOT on behalf of Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund filed via EDGAR (as Exhibit d.37) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

5.	Subadvisory Agreement dated February 28, 2020, among VIA, Duff & Phelps and VOT on behalf of Virtus Duff & Phelps Real Asset Fund filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 111 (File No. 033-65137) on February 28, 2020, and incorporated herein by reference.

6.	Subadvisory Agreement dated August 28, 2012, among VIA, Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and VOT on behalf of Virtus KAR International Small-Mid Cap Fund (f/k/a Virtus KAR International Small-Cap Fund, Virtus International Small-Cap Equity Fund and Virtus International Small-Cap Fund) filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement dated December 18, 2013, among VIA, KAR and VOT on behalf of Virtus KAR Emerging Markets Small-Cap Fund (f/k/a Virtus Emerging Markets Small-Cap Fund), filed via EDGAR (as Exhibit d.11.a) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

7.	Subadvisory Agreement effective September 30, 2019, among VIA, KAR and VOT on behalf of Virtus KAR International Small-Mid Cap Fund filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

8.	Subadvisory Agreement effective June 14, 2021, among VIA, KAR and VOT on behalf of Virtus KAR Developing Markets Fund filed via EDGAR (as Exhibit d.11) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9.	Subadvisory Agreement dated July 1, 1998, among VIA, Newfleet Asset Management, LLC (successor to Seneca Capital Management LLC and SCM Advisors LLC) (“Newfleet”) and VOT, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

a)	Investment Subadvisory Agreement Amendment effective July 1, 1998, among VIA, Newfleet and VOT, for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

b)	Amendment to Subadvisory Agreement dated November 20, 2002, among VIA, Newfleet and VOT, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

c)	Third Amendment to Subadvisory Agreement dated September 1, 2006, among VIA, Newfleet and VOT, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

d)	Fourth Amendment to Subadvisory Agreement dated June 27, 2007, among VIA, Newfleet, and VOT on behalf of Virtus Newfleet High Yield Fund (f/k/a Phoenix High Yield Fund and Virtus High Yield Fund)(“High Yield Fund”), filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

e)	Fifth Amendment to Subadvisory Agreement dated January 1, 2010, among VIA, Newfleet, and VOT on behalf of Virtus Newfleet Core Plus Bond Fund (f/k/a Phoenix Bond Fund, Virtus Bond Fund and Virtus Newfleet Bond Fund)(“Bond Fund”) and High Yield Fund, filed via EDGAR (as Exhibit d.29) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

f)	Sixth Amendment to Subadvisory Agreement dated June 2, 2011, among VIA, Newfleet and VOT on behalf of Virtus Newfleet Multi-Sector Intermediate Bond Fund (f/k/a Virtus Multi-Sector Fixed Income Fund and Virtus Multi-Sector Intermediate Bond Fund)(“Multi-Sector Intermediate Bond Fund”), Virtus Newfleet Multi-Sector Short Term Bond Fund (f/k/a Virtus Multi-Sector Short Term Bond Fund)(“Multi-Sector Short Term Bond Fund”) and Virtus Newfleet Senior Floating Rate Fund (f/k/a Virtus Senior Floating Rate Fund)(“Senior Floating Rate Fund”) filed via EDGAR (as Exhibit d.40) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

g)	Transfer and Assumption Agreement dated July 1, 2022, by and between VOT, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”) with respect to the subadvisory agreements with Newfleet dated as of July 1, 1998, as amended, on behalf of Core Plus Bond Fund, High Yield Fund, Senior Floating Rate Fund, Multi-Sector Intermediate Bond Fund and Multi-Sector Short Term Bond Fund, and May 18, 2012, as amended, on behalf of Low Duration Core Plus Bond and Tax-Exempt Bond Fund, filed via EDGAR (as Exhibit d.13.g) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

10.	Subadvisory Agreement dated May 18, 2012, among VIA, Newfleet and VIT (since assigned to VOT) on behalf of Virtus Newfleet Low Duration Core Plus Bond Fund (f/k/a Virtus Low Duration Income Fund and Virtus Newfleet Low Duration Income Fund)(“Low Duration Bond Fund”), filed via EDGAR (as Exhibit d.6) with VIT’s Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement dated June 15, 2012, among VIA, Newfleet and VIT (since assigned to VOT) on behalf of Virtus Seix Tax-Exempt Bond Fund (f/k/a Virtus Newfleet Tax-Exempt Bond Fund and Virtus Tax-Exempt Bond Fund)(“Tax-Exempt Bond Fund”), filed via EDGAR (as Exhibit d.7) with VIT’s Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

b)	Transfer and Assumption Agreement dated July 1, 2022, by and between VOT, VIA and VFIA with respect to the subadvisory agreements with Newfleet dated as of July 1, 1998, as amended, on behalf of Core Plus Bond Fund, High Yield Fund, Senior Floating Rate Fund, Multi-Sector Intermediate Bond Fund and Multi-Sector Short Term Bond Fund, and May 18, 2012, as amended, on behalf of Low Duration Core Plus Bond and Tax-Exempt Bond Fund, filed via EDGAR (as Exhibit d.13.g) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

11.	Subadvisory Agreement dated April 4, 2022, among VAIA, Stone Harbor Investment Partners, LP (“Stone Harbor”) and VOT on behalf of the SHIP Funds, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

a) Transfer and Assumption Agreement dated July 1, 2022, by and between VOT, VAIA and VFIA with respect to the subadvisory agreement with Stone Harbor dated April 4, 2022, on behalf of the SHIP Funds, filed via EDGAR (as Exhibit d.15.a) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

12.	Subadvisory Agreement dated September 24, 2007, among VIA, Vontobel Asset Management, Inc. (“Vontobel”) and VOT on behalf of Virtus Vontobel Foreign Opportunities Fund (f/k/a Phoenix Foreign Opportunities Fund and Virtus Foreign Opportunities Fund)(“Foreign Opportunities Fund”), filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement dated January 1, 2009, among VIA, Vontobel and VOT on behalf of Foreign Opportunities Fund, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009, and incorporated by reference.

b)	Second Amendment to Subadvisory Agreement dated January 28, 2009, among VIA, Vontobel and VOT on behalf of Virtus Vontobel Global Opportunities Fund (f/k/a Virtus Global Opportunities Fund)(“Global Opportunities Fund”) filed via EDGAR (as Exhibit d.21) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009, and incorporated by reference.

c)	Third Amendment to Subadvisory Agreement dated April 21, 2009, among VIA, Vontobel and VOT on behalf of Virtus Vontobel Greater European Opportunities Fund (f/k/a Virtus Greater European Opportunities Fund)(“Greater European Opportunities Fund”) filed via EDGAR (as Exhibit d.23) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

d)	Fourth Amendment to Subadvisory Agreement dated January 1, 2010, among VIA, Vontobel and VOT on behalf of Foreign Opportunities Fund, Global Opportunities Fund and Greater European Opportunities Fund filed via EDGAR (as Exhibit d.31) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13.	*Form of Subadvisory Agreement among VIA, Sustainable Growth Advisers, LP (“SGA”) and VOT on behalf of Virtus SGA Emerging Markets Equity Fund filed via EDGAR (as Exhibit d.13) herewith.

(e)	Underwriting Agreement.
1.	Underwriting Agreement between VP Distributors, LLC (formerly VP Distributors, Inc.) (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

a) Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective July 2023 filed via EDGAR (as Exhibit e.2.a) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

(f)	Deferred Compensation Plan effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 141 to Virtus Equity Trust’s (“VET”) Registration Statement (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

(g)	Custodian Agreement.
1.	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between VAST, (VET and VOT (VET and VOT collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, Virtus Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

j)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

l)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

m)	Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

n)	Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

o)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

p)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Load Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

j)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

l)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, VATS, and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

m)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

n)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, Virtus Stone Harbor Emerging Markets Income Fund (“EDF”), Virtus Stone Harbor Emerging Markets Total Income Fund (“EDI”) (VGI, ZTR, EDF and EDI, the “Closed-End Funds”), VCEFII, and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

o)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

(h)	Other Material Contracts.
1.	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAST, VAT, VRT and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to VIT’s Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

l)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

m)	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

n)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

q)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

s)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.s) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

t)	Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August 2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

u)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

v)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

w)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

x)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of September 1, 2022, filed via EDGAR (as Exhibit h.2.x) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

y)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of May 19, 2023, filed via EDGAR (as Exhibit h.2.y) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

3.	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 36 (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

n)	Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

o)	Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

p)	Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 to VET’s Registration Statement (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

q)	Seventeenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

r)	Eighteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

s)	Nineteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

t)	Twentieth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

u)	Twenty-First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

v)	Twenty-Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

w)	Twenty-Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of April 4, 2022, filed via EDGAR (as Exhibit h.3.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010 filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

s)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

t)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

u)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

v)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

w)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February 12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

x)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of April 8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

y)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 to VIT’s Registration Statement (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

z)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

5.	Forty-Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective January 3, 2023, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 129 (File No. 033-65137) on January 27, 2023, and incorporated herein by reference.

6.	*Form of Forty-Sixth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective December 27, 2023, filed via EDGAR (as Exhibit h.6) herewith.

7.	Expense Limitation Agreement between Registrant and VAIA with respect to the SHIP Funds, effective April 4, 2022, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

8.	Second Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors, dated as of March 17, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

9.	First Amended Fee Waiver Agreement (Class I Shares) between VIT and VP Distributors, effective as of December 1, 2014, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 63 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2015, and incorporated herein by reference.

10.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

a)	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

11.	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

12.	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13.	Form of Indemnification Agreement with Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond, effective as of July 1, 2022, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

(i)	Legal Opinion.
1.	Opinion and consent of Morris, Nichols, Arsht & Tunnell, filed via EDGAR (as Exhibit 10) with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of shares dated March 13, 2015, filed via EDGAR (as Exhibit i.2) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

3.	Opinion as to legality of the shares filed via EDGAR (as Exhibit i.2) with VIT’s Post-Effective Amendment No. 61 (File No. 033-64915) on November 12, 2014, and incorporated herein by reference.

4.	Opinion of Counsel as to legality of shares dated September 23, 2016, filed via EDGAR (as Exhibit i.4) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

5.	Opinion of Counsel as to legality of shares dated October 24, 2016, filed via EDGAR (as Exhibit i.5) with Post-Effective Amendment No. 90 (File No. 033-65137) on November 1, 2016, and incorporated herein by reference.

6.	Opinion of Counsel as to legality of the shares dated April 5, 2017, filed via EDGAR (as Exhibit i.6) with Post-Effective Amendment No. 94 (File No. 033-65137) on April 10, 2017, and incorporated herein by reference.

7.	Opinion of Counsel as to legality of the shares dated January 24, 2018, filed via EDGAR (as Exhibit i.7) with Post-Effective Amendment No. 97 (File No. 033-65137) on January 26, 2018, and incorporated herein by reference.

8.	Opinion of Counsel as to legality of the shares dated December 11, 2018, filed via EDGAR (as Exhibit i.8) with Post-Effective Amendment No. 98 (File No. 033-65137) on December 19, 2018, and incorporated herein by reference.

9.	Opinion of Counsel as to legality of the shares dated December 18, 2018, filed via EDGAR (as Exhibit i.9) with Post-Effective Amendment No. 100 (File No. 033-65137) on January 28, 2019, and incorporated herein by reference.

10.	Opinion of Counsel as to legality of the shares dated July 16, 2019, filed via EDGAR (as Exhibit i.10) with Post-Effective Amendment No. 102 (File No. 033-65137) on July 16, 2019, and incorporated herein by reference.

11.	Opinion of Counsel as to legality of the shares dated July 31, 2019, filed via EDGAR (as Exhibit i.11) with Post-Effective Amendment No. 103 (File No. 033-65137) on July 31, 2019, and incorporated herein by reference.

12.	Opinion of Counsel as to legality of shares dated March 23, 2021, filed via EDGAR (as Exhibit i.12) with Post-Effective Amendment No. 117 (File No. 033-65137) on March 29, 2021, and incorporated herein by reference.

13.	Opinion of Counsel as to legality of shares dated June 14, 2021, filed via EDGAR (as Exhibit i.13) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

14.	Opinion of Counsel as to Legality of Shares dated April 4, 2022, filed via EDGAR (as Exhibit i.14) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

15.	Consent of Dechert LLP to be filed by amendment.

(j)	Other Opinions.
1.	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Not applicable.

(l)	Initial Capital Agreements
1.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR (as Exhibit 13) with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996, and incorporated herein by reference.

2.	Form of Purchase Agreement relating to Initial Capital filed via EDGAR (as Exhibit 13) with VIT’s Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997, and incorporated herein by reference.

3.	Subscription Agreement, dated January 14, 1999, between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares filed via EDGAR (as Exhibit l.2) with VIT’s Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

4.	Subscription Agreement, dated December 6, 2000, between Registrant and Provident Distributors, Inc. relating to B Shares filed via EDGAR (as Exhibit l.3) with VIT’s Post-Effective Amendment No. 18 (File No. 033-64915) on December 28, 2000, and incorporated herein by reference.

(m)	Rule 12b-1 Plans.
1.	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1.) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

a)	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

b)	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 24, 2007, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

c)	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective October 1, 2007, filed via EDGAR (as Exhibit m.11) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

d)	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective January 31, 2008, filed via EDGAR (as Exhibit m.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 2, 2009, filed via EDGAR (as Exhibit m.15) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

f)	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective April 21, 2009, filed via EDGAR (as Exhibit m.16) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 30, 2010, filed via EDGAR (as Exhibit m.19) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

h)	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 14, 2010, filed via EDGAR (as Exhibit m.21) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

i)	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 15, 2011, filed via EDGAR (as Exhibit m.23) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

j)	Amendment No. 10 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective August 28, 2012, filed via EDGAR (as Exhibit m.1.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

k)	Amendment No. 11 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2012, filed via EDGAR (as Exhibit m.1.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

l)	Amendment No. 12 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.1.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

m)	Amendment No. 13 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit m.1.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

n)	Amendment No. 14 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.1.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

o)	Amendment No. 15 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.1.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

p)	Amendment No. 16 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective September 30, 2019, filed via EDGAR (as Exhibit m.1.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment No. 17 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 14, 2021, filed via EDGAR (as Exhibit m.1.q) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

r)	Amendment No. 18 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective April 4, 2022, filed via EDGAR (as Exhibit m.1.r) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

2.	Class A Shares Amended and Restated Distribution Plan of VIT Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.1) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

3.	Class A Shares Amended and Restated Shareholder Services Plan of VIT Not Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.3) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

4.	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

a)	Amendment to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

b)	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.10) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

c)	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective October 1, 2007, filed via EDGAR (as Exhibit m.12) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

d)	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective January 31, 2008, filed via EDGAR (as Exhibit m.14) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 2, 2009, filed via EDGAR (as Exhibit m.17) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

f)	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective April 21, 2009, filed via EDGAR (as Exhibit m.18) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective June 30, 2010, filed via EDGAR (as Exhibit m.20) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

h)	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 14, 2010, filed via EDGAR (as Exhibit m.22) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

i)	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 15, 2011, filed via EDGAR (as Exhibit m.24) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

j)	Amendment No. 10 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective August 28, 2012, filed via EDGAR (as Exhibit m.3.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

k)	Amendment No. 11 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective December 18, 2012, filed via EDGAR (as Exhibit m.3.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

l)	Amendment No. 12 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.3.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

m)	Amendment No. 13 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, filed via EDGAR (as Exhibit m.3.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

n)	Amendment No. 14 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.3.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

o)	Amendment No. 15 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.3.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

p)	Amendment No. 16 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective as of September 30, 2019, filed via EDGAR (as Exhibit m.4.p) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment No. 17 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective November 21, 2019, filed via EDGAR (as Exhibit m.4.q) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

r)	Amendment No. 18 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 14, 2021, filed via EDGAR (as Exhibit m.4.r) with Post-Effective Amendment No. 120 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

5.	Class C Shares Amended and Restated Distribution Plan of VIT Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 46 to VIT’s Registration Statement (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

6.	Class C1 Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 94 (File No. 033-65137) on April 10, 2017, and incorporated herein by reference.

(n)	Rule 18f-3 Plans.
1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of May 12, 2023, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 51 to VAST’s Registration Statement (File No. 333-191940) on May 12, 2023, and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.
1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors, Duff & Phelps, KAR, Newfleet, Stone Harbor and other Virtus Affiliates dated April 1, 2023, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

3.	Amended and Restated Code of Ethics of Subadviser Vontobel dated April, 2021, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 122 (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

(q)	Powers of Attorney
1.	Power of Attorney for Trustees George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara and James M. Oates (since retired), dated June 2, 2010, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

2.	Power of Attorney for Trustees Donald C. Burke, Roger A. Gelfenbien (since retired) and John R. Mallin, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) with Post-Effective Amendment No. 87 (File No. 033-65137) on July 8, 2016, and incorporated herein by reference.

3.	Power of Attorney for Trustees Sidney E. Harris and Connie D. McDaniel dated June 26, 2017, filed via EDGAR (as Exhibit q.4) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

4.	Power of Attorney for Trustees R. Keith Walton and Brian T. Zino dated December 12, 2019, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 108 (File No. 033-65137) on January 15, 2020, and incorporated herein by reference.

5.	Power of Attorney for Trustees Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond dated August 17, 2022, filed via EDGAR (as Exhibit q.5) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

* Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits h.8, h.8.a, h.8.b, h.9, and h.10, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits a.1-5, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits b.1-3, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA and VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers and Subadvisers, reference is made to each Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference

Adviser	SEC File No.:
VIA	801-5995
VAIA	801-67924
Duff & Phelps	801-14813
KAR	801-24241
SGA	028-11076
Stone Harbor	333-141345
VFIA	801-68743
Vontobel	801-21953

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants:

The Merger Fund®, The Merger Fund® VL, Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Event Opportunities Trust, Virtus Investment Trust, Virtus Opportunities Trust, Virtus Retirement Trust, Virtus Strategy Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Michael A. Angerthal	Senior Vice President	None

Matthew B. Brown	Senior Vice President	None

Jennifer Fromm	Securities Counsel and Assistant Secretary	Vice President, Chief Legal Officer, Counsel and Secretary

Heidi C. Griswold	Vice President, Mutual Fund Services	Vice President

David G. Hanley	Senior Vice President and Treasurer	None

Barry M. Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer

Diana M. Perlman	Deputy Chief Compliance Officer	None

Richard W. Smirl	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. One Financial Plaza Hartford, CT 06103	VP Distributors, LLC One Financial Plaza Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103 Investment Adviser: Virtus Alternative Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Administrator & Transfer Agent:
Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Subadviser to: Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund, Real Asset Fund and Real Estate Securities Fund
Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606

Subadviser to: Developing Markets Fund, Emerging Markets Small-Cap Fund, and International Small-Mid Cap Fund	Subadviser to: Core Plus Bond Fund, High Yield Fund, Low Duration Core Plus Bond Fund, Multi-Sector Intermediate Bond Fund, Multi-Sector Short Term Bond Fund, Senior Floating Rate Fund and Tax-Exempt Bond Fund

Kayne Anderson Rudnick Investment Management, LLC 2000 Avenue of the Stars, Suite 1110 Los Angeles, CA 90067	Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC One Financial Plaza Hartford, CT 06103

Subadviser to: Emerging Markets Bond Fund, Emerging Markets Debt Income Fund, Emerging Markets Debt Allocation Fund, High Yield Bond Fund, Local Markets Fund and Strategic Income Fund	Subadviser to: Foreign Opportunities Fund, Global Opportunities Fund, and Greater European Opportunities Fund
Stone Harbor Investment Partners, a division of Virtus Fixed Income Advisers, LLC 31 West 52nd Street, 16th Floor New York, NY 10019	Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036

Subadviser to: Virtus SGA Emerging Markets Equity Fund Sustainable Growth Advisers LP 301 Tresser Blvd., Suite 1310 Stamford, CT 06901

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Item 28.	Exhibits

d.13	Form of Subadvisory Agreement
h.6	Form of Forty-Sixth Amended and Restated Expense Limitation Agreement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 28th day of November, 2023.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 2023.

Signatures	Title
/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
Deborah A. DeCotis

*	Trustee
F. Ford Drummond

*	Trustee
Sidney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee & Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward Attorney-in-fact, pursuant to powers of attorney.